Schedule of Investments
February 28, 2022 (unaudited)
One Rock Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 93.19%

Air Transportation, Scheduled - 4.56%
Delta Air Lines, Inc. (2)			5,800		231,536
United Airlines Holdings, Inc. (2)			3,500		155,400

					386,936

Blank Checks - 0.85%
Gores Guggenheim, Inc. Class A (2)			6,500		71,890

Communications Equipment, Nec - 1.28%
Lumentum Holdings, Inc. (2)			1,100		108,746

Computer Communications Equipment, Nec - 0.96%
Juniper Networks, Inc.			2,400		81,096

Electromedical & Electrotherapeutic Apparatus - 1.26%
InMode Ltd. (2)			2,500		106,725

Finance Services - 4.03%
Coinbase Global, Inc. Class A (2)			800		152,616
Upstart Holdings, Inc. (2)			1,200		189,588

					342,204

Metal Mining - 1.45%
Cleveland-Cliffs, Inc. (2)			5,500		122,980

Motor Vehicles & Passenger Car Bodies - 5.52%
Tesla, Inc. (2)			350		304,650
Xpeng, Inc. ADR (2)			4,500		163,665

					468,315

Motors & Generators - 1.11%
Generac Holdings, Inc. (2)			300		94,641

Optical Instruments & Lenses - 1.23%
KLA Corp.			300		104,550

Printing Trades Machinery & Equipment - 3.35%
Kornit Digital Ltd. (2)			3,000		284,490

Real Estate Agents & Managers (For Others) - 3.84%
OpenDoor Technologies, Inc. Class A (2)			39,000		325,650

Retail-Auto Dealers & Gasoline Stations - 2.17%
Camping World Holdings, Inc. Class A			6,000		184,260

Semiconductors & Related Devices - 22.79%
Advanced Micro Devices, Inc. (2)			900		111,006
Ambarella, Inc. (2)			300		41,913
Enphase Energy, Inc. (2)			2,400		400,080
Marvell Technology Group Ltd.			2,800		191,324
NVIDIA Corp.			1,200		292,620
NXP Semiconductors N.V.			600		114,072
SiTime Corporation (2)			800		161,712
SolarEdge Technologies, Inc. (2)			1,400		447,188
Wolfspeed, Inc. (2)			1,700		174,624

					1,934,539

Services-Computer Processing & Data Preparation. - 0.46%
RingCentral, Inc. (2)			300		39,252

Services-Computer Programming Services - 6.97%
Zscaler, Inc. (2)			2,473		591,418

Services-Computer Programming, Data Processing, Etc. - 7.84%
Trade Desk, Inc. Class A (2)			7,800		665,496

Services-Equipment Rental & Leasing, Nec - 2.27%
United Rentals, Inc. (2)			600		192,972

Services-Prepackaged Software - 16.33%
Cloudflare Inc. Class A (2)			1,100		128,062
CrowdStrike Holdings, Inc. Class A (2)			600		117,126
CyberArk Software Ltd. (2)			1,100		187,154
Datadog, Inc. Class A (2)			1,400		225,554
MongoDB, Inc. Class A (2)			500		190,995
Snowflake, Inc. Class A (2)			500		132,830
Unity Software, Inc. (2)			3,800		404,510

					1,386,231

Special Industry Machinery, Nec - 1.57%
ASML Holding N.V. ADR (2)			200		133,302

Transportation Services - 2.43%
Booking Holdings, Inc. (2)			50		108,613
Expedia Group, Inc. (2)			500		98,055

					206,668
Wholesale-Machinery, Equipment & Supplies - 0.92%
AerSale Corp. (2)			5,000		78,300

Total Common Stock			(Cost $ 7,671,482)		7,910,661

Money Market Registered Investment Companies - 0.96%

Federated Government Obligations Fund Institutional Shares 0.03% (5)			81,527		81,527

Total Money Market Registered Investment Companies			(Cost $ 81,527)		81,527

Total Investments - 94.15%			(Cost $ 7,753,009)		7,992,188

Other Assets less Liabilities - 5.85%					496,735

Total Net Assets - 100.00%					8,488,923

Options

	Long (Short)		Notional Value of		Fair
	Contracts	Expiration Date	Contracts ($)		Value ($)
Call Options Written
Ambarella Inc. March 18,2022 Call @ $140	(3)	3/18/2022	(42,000)		(4,032)
iShares Russell 2000 ETF March 18,2022 Call @ $203	(30)	3/18/2022	(609,000)		(18,390)
Nvidia Corp. March 18, 2022 Call @ $265	(3)	3/18/2022	(79,500)		(1,080)
NXP Semiconductors N.V. March 18, 2022 Call @ $200	(2)	3/18/2022	(40,000)		(700)
SPDR S&P 500 ETF Trust March 18, 2022 Call @ $445	(15)	3/18/2022	(667,500)		(8,070)
Tesla, Inc. March 18, 2022 Call @ $950	(1)	3/18/2022	(95,000)		(1,925)

			(1,533,000)		(34,197)

			(Cost $ 104,512)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$7,992,188	$
Level 2 - Other Significant Observable Inputs					-
Level 3 - Significant Unobservable Inputs			-		-
Total			$7,992,188		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at February 28, 2022.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2022.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.